ACQUISITIONS (Details 9) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended		0 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Newton	Dec. 31, 2012 Newton	Dec. 31, 2011 Newton	Aug. 31, 2012 Newton Acquired software	Aug. 31, 2012 Newton Contract backlog	Aug. 31, 2012 Newton Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%
Purchase price					$ 1,464
Cash consideration paid	9,004				1,241
Fair value of cash consideration					223
Net tangible assets:
Assets					936
Liabilities					(465)
Total					471
Intangible assets acquired:
Intangible assets acquired								168	3	434
Goodwill		102,222	102,659	37,348	557
Deferred tax liability					(169)
Total					993
Total consideration					1,464
Estimated useful lives
Estimated economic lives								5 years	6 months	5 years
Pro forma financial information
Net revenues						360,319	221,197
Net income						$ 2,313	$ 17,425
Net income per share
Basic (in dollars per share)						$ 0.05	$ 0.43
Diluted (in dollars per share)						$ 0.05	$ 0.41